Long-Term Debt - Long-term Debt Issuances (Details) - USD ($)	1 Months Ended
	Jun. 30, 2019	Feb. 28, 2019	May 31, 2019	Jan. 31, 2019
ITC | Secured | 4.55% Secured notes
Debt Instrument [Line Items]
Interest Rate (%)				4.55%
Amount				$ 50,000,000
ITC | Unsecured | Unsecured term loan credit agreement
Debt Instrument [Line Items]
Amount	$ 200,000,000
Maximum borrowings	$ 400,000,000
ITC | Unsecured | Unsecured term loan credit agreement | LIBOR
Debt Instrument [Line Items]
Variable rate (percent)	0.60%
FortisTCI | Unsecured | Unsecured non-revolving term loan
Debt Instrument [Line Items]
Amount		$ 5,000,000
Maximum borrowings		$ 10,000,000
FortisTCI | Unsecured | Unsecured non-revolving term loan | LIBOR
Debt Instrument [Line Items]
Variable rate (percent)		1.75%
CUC | Unsecured | 4.14% Unsecured Notes
Debt Instrument [Line Items]
Interest Rate (%)			4.14%
Amount			$ 40,000,000